Deferred Taxes - Schedule of Reconciliation Between Effective and Theoretical Tax Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax expense (income) [abstract]
Loss before tax	€ (56,396)	€ (23,612)	€ (29,114)
Nominal tax rate	33.99%	33.99%	33.99%
Tax income at nominal tax rate	€ 18,220	€ 8,026	€ 9,896
Disallowed expenses	(221)
Cost of capital increases			3,663
Share-based payment expense	(873)	(968)	(498)
Deferred Tax assets not recognised	(17,126)	(7,058)	€ (13,061)
Effective income tax (expense) / income	€ 1	€ 6
Effective tax rate	0.00%	0.00%	0.00%